Cover	Oct. 22, 2026
Cover [Abstract]
Entity Registrant Name	BRB FOODS INC.
Entity Central Index Key	0001976870
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Oct. 22, 2026
Entity Ex Transition Period	false
Entity File Number	001-42870
Entity Incorporation State Country Code	WY
Entity Tax Identification Number	92-1196935
Entity Address Address Line 1	Rua Doutor Eduardo de Souza Aranha
Entity Address Address Line 2	387 – Conjunto 151
Entity Address City Or Town	São Paulo
Entity Address Country	BR
Entity Address Postal Zip Code	04543-121
City Area Code	+55
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	4040-5766